United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Six months ended 11/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2008		2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0059		0.0324	0.0424	0.0302	0.0099	0.0006
Less Distributions:
Distributions from net investment income	(0.0059)		(0.0324)	(0.0424)	(0.0302)	(0.0099)	(0.0006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.59%		3.29%	4.32%	3.06%	0.99%	0.06%

Ratios to Average Net Assets:
Net expenses	1.07	% [3]	1.05%	1.05%	1.05%	1.05%	1.04%
Net investment income	1.15	% [3]	3.08%	4.24%	2.98%	1.08%	0.07%
Expense waiver/reimbursement [4]	0.01	% [3]	0.01%	0.03%	0.05%	0.02%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,134,684		$850,101	$549,287	$487,625	$546,590	$444,087

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,005.90	$5.38
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.42

1 Expenses are equal to the Fund's annualized net expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	59.5%
Repurchase Agreements	40.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At November 30, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.5%
8-30 Days	11.1%
31-90 Days	30.2%
91-180 Days	10.2%
181 Days or more	4.9%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--59.5%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.678%, 12/8/2008	$4,000,000
66,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.750% - 3.350%, 1/20/2009 - 10/8/2009	65,360,333
294,665,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.770% - 4.575%, 12/1/2008 - 2/27/2009	294,622,936
122,255,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 2/2/2009 - 7/9/2009	122,392,427
16,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.600% - 2.700%, 2/19/2009 - 4/13/2009	15,886,569
48,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.361% - 3.306%, 12/8/2008 - 12/28/2008	48,006,842
7,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 2.400%, 4/2/2009	7,000,000
69,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.600% - 3.200%, 1/16/2009 - 10/7/2009	68,564,342
45,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.770% - 3.356%, 12/1/2008 - 2/12/2009	45,487,973
3,300,000		Federal National Mortgage Association Notes, 6.625%, 9/15/2009	3,390,139
		TOTAL GOVERNMENT AGENCIES	674,711,561
		REPURCHASE AGREEMENTS--40.4%
4,000,000	[3]	Interest in $207,000,000 joint repurchase agreement 1.50%, dated 11/20/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $207,465,750 on 1/14/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $213,298,838.	4,000,000
9,554,000		Interest in $4,000,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $4,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $4,080,102,000.	9,554,000
25,000,000		Interest in $3,450,000,000 joint repurchase agreement 0.40%, dated 11/26/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,450,191,667 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $3,519,583,046.	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $6,120,102,038.	$100,000,000
40,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,104,167 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/12/2017 and the market value of those underlying securities was $5,100,106,617.	40,000,000
20,000,000	[3]	Interest in $1,265,000,000 joint repurchase agreement 1.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,266,229,861 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $1,295,620,430.	20,000,000
56,000,000		Interest in $3,650,000,000 joint repurchase agreement 0.53%, dated 11/25/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,650,268,681 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $4,233,291,055.	56,000,000
18,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 1.50%, dated 11/3/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $961,240,000 on 12/5/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2038 and the market value of those underlying securities was $981,201,676.	18,000,000
18,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 1.25%, dated 11/3/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $750,963,542 on 12/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $765,950,883.	18,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $1,000,025,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/20/2038 and the market value of those underlying securities was $1,027,244,502.	100,000,000
18,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 0.85%, dated 11/24/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $650,475,764 on 12/26/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $663,050,744.	18,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $150,000,000 joint repurchase agreement 0.350%, dated 11/28/2008 under which Westdeutsche Landesbank Girozentrale, New York AG will repurchase securities provided as collateral for $150,004,375 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2036 and the market value of those underlying securities was $154,059,743.	$50,000,000
		TOTAL REPURCHASE AGREEMENTS	458,554,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	1,133,265,561
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	1,418,222
		TOTAL NET ASSETS--100%	$1,134,683,783

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ --
Level 2--Other Significant Observable Inputs	1,133,265,561
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,133,265,561

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$458,554,000
Investments in securities	674,711,561
Total investments in securities, at amortized cost and value		$1,133,265,561
Income receivable		2,330,069
TOTAL ASSETS		1,135,595,630
Liabilities:
Payable for shares redeemed	179,447
Income distribution payable	99,564
Bank overdraft	275,567
Payable for distribution services fee (Note 4)	94,049
Payable for shareholder services fee (Note 4)	225,968
Accrued expenses	37,252
TOTAL LIABILITIES		911,847
Net assets for 1,134,688,886 shares outstanding		$1,134,683,783
Net Assets Consist of:
Paid-in capital		$1,134,688,886
Distributions in excess of net investment income		(5,103)
TOTAL NET ASSETS		$1,134,683,783
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($1,134,683,783 ÷ 1,134,688,886 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2008 (unaudited)

Investment Income:
Interest			$11,130,246
Expenses:
Investment adviser fee (Note 4)		$2,502,230
Administrative personnel and services fee (Note 4)		390,906
Custodian fees		27,299
Transfer and dividend disbursing agent fees and expenses		480,445
Directors'/Trustees' fees		4,863
Auditing fees		8,724
Legal fees		6,167
Portfolio accounting fees		58,417
Distribution services fee (Note 4)		500,446
Shareholder services fee (Note 4)		1,250,131
Account administration fee		984
Share registration costs		31,175
Printing and postage		26,979
Insurance premiums		3,385
Taxes		29,480
Miscellaneous		86,758
TOTAL EXPENSES		5,408,389
Waivers (Note 4):
Waiver of investment adviser fee	$(33,778)
Waiver of administrative personnel and services fee	(10,066)
TOTAL WAIVERS		(43,844)
Net expenses			5,364,545
Net investment income			$5,765,701

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2008	Year Ended 5/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,765,701	$22,367,838
Distributions to Shareholders:
Distributions from net investment income	(5,767,373)	(22,370,873)
Share Transactions:
Proceeds from sale of shares	1,734,356,167	2,440,473,021
Net asset value of shares issued to shareholders in payment of distributions declared	5,901,502	21,282,968
Cost of shares redeemed	(1,455,673,571)	(2,160,938,574)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	284,584,098	300,817,415
Change in net assets	284,582,426	300,814,380
Net Assets:
Beginning of period	850,101,357	549,286,977
End of period (including distributions in excess of net investment income of $(5,103) and $(3,431), respectively)	$1,134,683,783	$850,101,357

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund is 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2008	Year Ended 5/31/2008
Shares sold	1,734,356,167	2,440,473,021
Shares issued to shareholders in payment of distributions declared	5,901,502	21,282,968
Shares redeemed	(1,455,673,571)	(2,160,938,574)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	284,584,098	300,817,415

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the Adviser waived $33,778 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,066 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2008, FSC retained $449 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2008, FSSC received $354 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract - May 2008

GOVERNMENT CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2008		2008		2007		2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008		0.023		0.027		0.020	0.008	0.001
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000	[2]	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008		0.023		0.027		0.020	0.008	0.001
Less Distributions:
Distributions from net investment income	(0.008)		(0.023)		(0.027)		(0.020)	(0.008)	(0.001)
Distributions from net realized gain on investments	--		(0.000	) [2]	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.008)		(0.023)		(0.027)		(0.020)	(0.008)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [3]	0.80%		2.36%		2.72%		1.98%	0.76%	0.13%

Ratios to Average Net Assets:
Net expenses	1.07	% [4,5]	1.05	% [5]	1.05%		1.05%	1.05%	1.05%
Net investment income	1.57	% [4]	2.26%		2.69%		1.92%	0.81%	0.13%
Expense waiver/reimbursement [6]	0.05	% [4]	0.05%		0.05%		0.05%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$454,501		$476,382		$342,760		$334,001	$400,545	$353,473

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.07% and 1.05% after taking into account this expense reduction for the six months ended November 30, 2008 and for the year ended May 31, 2008, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,008.00	$5.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.42

1 Expenses are equal to the Fund's annualized net expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.1%
Municipal Notes	19.7%
Commercial Paper	3.0%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At November 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.3%
8-30 Days	4.2%
31-90 Days	4.4%
91-180 Days	2.4%
181 Days or more	11.5%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		Alabama--1.4%
$1,105,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 1.350%, 12/5/2008	$1,105,000
1,794,500		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.130%, 12/4/2008	1,794,500
295,000		Perry County, AL IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 1.400%, 12/4/2008	295,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 1.400%, 12/4/2008	3,100,000
		TOTAL	6,294,500
		Arizona--7.0%
3,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 1.000%, 12/4/2008	3,275,000
3,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 1.050%, 12/4/2008	3,400,000
2,500,000		Maricopa County, AZ, IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 1.150%, 12/4/2008	2,500,000
1,800,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.320%, 12/4/2008	1,800,000
11,300,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007 C-59), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 1.200%, 12/3/2008	11,300,000
1,250,000		Pinal County, AZ IDA, (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 1.520%, 12/4/2008	1,250,000
2,500,000		Scottsdale, AZ IDA, (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.000%, 12/3/2008	2,500,000
3,000,000		Show Low, AZ IDA, (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.180%, 12/4/2008	3,000,000
1,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.980%, 12/4/2008	1,000,000
2,000,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 1.300%, 12/4/2008	2,000,000
		TOTAL	32,025,000
		Arkansas--0.9%
4,200,000		Greene County, AR Weekly VRDNs (Jimmy Sanders, Inc.)/(Regions Bank, Alabama LOC), 1.800%, 12/4/2008	4,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--2.9%
$8,150,000		California State, GO Tax Exempt Notes, 4.50% CP, Mandatory Tender 12/12/2008	$8,150,000
5,000,000		California State, GO Tax Exempt Notes, 4.50% CP, Mandatory Tender 12/15/2008	5,000,000
		TOTAL	13,150,000
		Colorado--1.1%
1,500,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC), 1.110%, 12/4/2008	1,500,000
1,135,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.960%, 12/4/2008	1,135,000
210,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.960%, 12/4/2008	210,000
2,000,000		Denver, CO City & County Airport Authority, (Sub Series 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.050%, 12/3/2008	2,000,000
		TOTAL	4,845,000
		Delaware--4.8%
22,000,000		Delaware EDA, (Series D) Daily VRDNs (Motiva Enterprises LLC), 1.000%, 12/1/2008	22,000,000
		District of Columbia--1.2%
5,500,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 1.390% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/23/2008	5,500,000
		Florida--2.4%
2,385,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.150%, 12/4/2008	2,385,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 2.250%, 12/3/2008	4,000,000
4,700,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.750%, 12/4/2008	4,700,000
		TOTAL	11,085,000
		Georgia--13.6%
2,060,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.670%, 12/9/2008	2,060,000
12,075,000		Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 12/4/2008	12,075,000
6,000,000		Floyd County, GA Development Authority PCRB, (First Series 2008) Daily VRDNs (Georgia Power Co.), 1.150%, 12/1/2008	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$15,000,000		Fulton County, GA School District, 3.00% TANs, 12/31/2008	$15,009,046
21,710,000		Kennesaw, GA Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 1.250%, 12/4/2008	21,710,000
5,000,000		Roswell, GA Housing Authority, (Series 2005), Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 1.180%, 12/4/2008	5,000,000
		TOTAL	61,854,046
		Illinois--5.3%
4,985,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 1.200%, 12/3/2008	4,985,000
1,350,000		Chicago, IL, (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(LaSalle Bank, N.A. LOC), 1.200%, 12/4/2008	1,350,000
1,695,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 1.650%, 12/4/2008	1,695,000
3,375,000		Fulton, IL, (Series 1998), Weekly VRDNs (Drives, Inc.)/(Harris, N.A. LOC), 1.500%, 12/4/2008	3,375,000
1,745,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 1.330%, 12/4/2008	1,745,000
3,800,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 12/4/2008	3,800,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 1.340%, 12/4/2008	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 12/4/2008	2,630,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.570%, 12/4/2008	3,000,000
329,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 12/4/2008	329,000
		TOTAL	23,909,000
		Indiana--1.1%
770,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 1.300%, 12/4/2008	770,000
405,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 12/4/2008	405,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 1.570%, 12/4/2008	1,500,000
2,200,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	2,200,785
		TOTAL	4,875,785
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kansas--2.1%
$6,193,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.150%, 12/4/2008	$6,193,000
815,000		Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 1.875%, 12/4/2008	815,000
2,495,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 1.300%, 12/3/2008	2,495,000
		TOTAL	9,503,000
		Kentucky--0.6%
800,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 1.870%, 12/4/2008	800,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.950%, 12/4/2008	2,100,000
		TOTAL	2,900,000
		Louisiana--0.6%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 1.280%, 12/4/2008	2,500,000
		Maine--2.0%
2,625,000		Dover-Foxcroft, ME, (Series 2005), Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 1.570%, 12/3/2008	2,625,000
4,000,000		Maine State Housing Authority, (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	4,000,000
2,465,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 2.500%, 12/4/2008	2,465,000
		TOTAL	9,090,000
		Michigan--2.0%
9,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.400%, 12/1/2008	9,000,000
		Minnesota--0.1%
250,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.030%, 12/4/2008	250,000
		Mississippi--0.8%
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 1.800%, 12/4/2008	3,500,000
		Missouri--1.4%
100,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC), 1.050%, 12/3/2008	100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$2,412,900		Missouri State Housing Development Commission, 2.470% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	$2,412,900
1,005,000		Springfield, MO IDA, (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 1.230%, 12/4/2008	1,005,000
2,620,000		St. Charles County, MO Industrial Development Agency, (Series 2004A), Weekly VRDNs (Newco Enterprises, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.250%, 12/4/2008	2,620,000
		TOTAL	6,137,900
		Montana--0.8%
3,500,000		Montana State Board of Investments, (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	3,500,000
		Multi State--8.0%
3,044,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 1.180%, 12/4/2008	3,044,000
4,080,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.180%, 12/4/2008	4,080,000
7,465,000		FHLMC, (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 1.180%, 12/4/2008	7,465,000
7,464,000		FHLMC, (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 1.130%, 12/4/2008	7,464,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 1.330%, 12/4/2008	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Week VRDPs (Deutsche Bank AG LIQ), 1.330%, 12/4/2008	7,600,000
		TOTAL	36,353,000
		Nevada--2.6%
5,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	5,030,024
7,000,000		Clark County, NV, (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.200%, 12/3/2008	7,000,000
		TOTAL	12,030,024
		New York--3.1%
1,455,000		Cattaraugus County, NY IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.180%, 12/4/2008	1,455,000
1,265,000		Cayuga County, NY IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.200%, 12/3/2008	1,265,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 1.320%, 12/4/2008	1,820,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$1,700,000		Madison County, NY IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 2.200%, 12/3/2008	$1,700,000
1,700,000		New York City, NY IDA, IDRBs (Series 2003), Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.180%, 12/4/2008	1,700,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 1.330%, 12/4/2008	1,700,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 1.250%, 12/4/2008	2,250,000
2,050,000		Yonkers, NY, 5.00% RANs, 6/30/2009	2,058,691
		TOTAL	13,948,691
		North Carolina--3.0%
13,700,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 3.850%, 12/4/2008	13,700,000
		North Dakota--0.0%
100,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.250%, 12/4/2008	100,000
		Ohio--13.7%
2,500,000		Athens County, OH Port Authority, (Series 2000), Weekly VRDNs (Housing for Ohio, Inc.)/(Wachovia Bank N.A. LOC), 3.050%, 12/4/2008	2,500,000
7,000,000		Cleveland, OH Airport System, (Series C), Weekly VRDNs (Wachovia Bank N.A. LOC), 1.250%, 12/4/2008	7,000,000
8,880,000		Elyria, OH, 2.50% BANs, 9/9/2009	8,916,979
3,000,000		Fairborn, OH, 2.50% BANs, 5/20/2009	3,006,151
1,100,000		Licking County, OH Career & Technology Educational Centers, 3.00% BANs, 9/8/2009	1,108,296
4,000,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 1.030%, 12/4/2008	4,000,000
3,000,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	3,024,436
5,450,000		Marion County, OH MFH, (Series 2006), Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 1.200%, 12/4/2008	5,450,000
805,000		Oakwood Village, OH, 3.75% BANs, 12/4/2008	805,016
8,000,000		Ohio HFA, (Series I), Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.980%, 12/3/2008	8,000,000
1,870,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.15% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	1,870,000
4,000,000		Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 1.300%, 12/3/2008	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,991,000		Paulding County, OH, 2.75% BANs, 9/8/2009	$2,003,050
2,200,000		Perrysburg, OH, 3.50% BANs, 11/5/2009	2,204,938
1,052,000		Richland County, OH, 2.50% BANs, 7/30/2009	1,055,413
3,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 1.200%, 12/4/2008	3,000,000
2,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	2,002,400
2,020,000		Warrensville Heights, OH, 3.00% BANs, 11/24/2009	2,024,808
500,000		Westlake, OH, (Series 2005), Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 1.020%, 12/4/2008	500,000
		TOTAL	62,471,487
		Oklahoma--0.4%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 1.050%, 12/4/2008	2,000,000
		Oregon--0.4%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC), 1.570%, 12/4/2008	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 1.570%, 12/4/2008	1,000,000
		TOTAL	2,000,000
		Pennsylvania--0.6%
675,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 1.300%, 12/4/2008	675,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 1.100%, 12/3/2008	2,000,000
		TOTAL	2,675,000
		Tennessee--0.2%
700,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 1.700%, 12/3/2008	700,000
100,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 12/4/2008	100,000
		TOTAL	800,000
		Texas--3.2%
1,970,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor), Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 2.700%, 12/1/2008	1,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$4,170,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 1.270%, 12/4/2008	$4,170,000
1,385,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 1.500%, 12/3/2008	1,385,000
7,240,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 2.10% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/8/2009	7,240,000
		TOTAL	14,765,000
		Virginia--4.8%
6,500,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 1.000%, 12/3/2008	6,500,000
4,000,000		Henrico County, VA EDA, (Series 2008B-1), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 3.850%, 12/3/2008	4,000,000
3,800,000		Henrico County, VA EDA, (Series 2008B-2), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 3.850%, 12/3/2008	3,800,000
1,000,000		Peninsula Port Authority, VA, (Series 2004), Weekly VRDNs (Riverside Health Systems), 1.050%, 12/3/2008	1,000,000
1,500,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.450%, 12/1/2008	1,500,000
3,000,000		Sussex County, VA IDA, (Series 2007), Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 1.250%, 12/4/2008	3,000,000
2,000,000		Virginia State Housing Development Authority, 4.00% Bonds, 1/1/2009	2,001,051
		TOTAL	21,801,051
		Washington--1.2%
625,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 1.380%, 12/3/2008	625,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 1.300%, 12/4/2008	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 1.300%, 12/4/2008	2,250,000
		TOTAL	5,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--4.8%
$2,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 1.280% 12/4/2008	$2,000,000
3,255,000		Menomonee Falls Village, WI, (Series 2006), Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 12/4/2008	3,255,000
1,400,000		Menomonie, WI Area School District, 2.40% TRANs, 9/1/2009	1,402,673
1,950,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 12/4/2008	1,950,000
7,000,000		Rothschild Village, WI, (Series 2007), Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 12/4/2008	7,000,000
3,935,000		Wausau, WI Community Development Authority, (Series 2008A), Weekly VRDNs (Clover Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 12/4/2008	3,935,000
2,060,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.050%, 12/3/2008	2,060,000
		TOTAL	21,602,673
		Wyoming--1.7%
7,845,000	[3,4]	Wyoming Community Development Authority, MERLOTS (Series 2008-C46), 2.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 6/10/2009	7,845,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	453,661,157
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	839,536
		TOTAL NET ASSETS--100%	$454,500,693

Securities that are subject to the federal alternative minimum tax (AMT) represent 74.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.9%	5.1%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $70,497,000, which represented 15.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At November 30, 2008, these liquid restricted securities amounted to $70,497,000, which represented 15.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$--
Level 2--Other Significant Observable Inputs	453,661,157
Level 3--Significant Unobservable Inputs	--
TOTAL	$453,661,157

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRB	--Pollution Control Revenue Bond
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$453,661,157
Income receivable		1,462,233
Receivable for shares sold		51,518
TOTAL ASSETS		455,174,908
Liabilities:
Payable for shares redeemed	$51,108
Income distribution payable	43,822
Bank overdraft	392,493
Payable for Directors'/Trustees' fees	212
Payable for portfolio accounting fees	15,242
Payable for share registration costs	16,080
Payable for distribution services fee (Note 4)	36,370
Payable for shareholder services fee (Note 4)	89,980
Accrued expenses	28,908
TOTAL LIABILITIES		674,215
Net assets for 454,432,892 shares outstanding		$454,500,693
Net Assets Consist of:
Paid-in capital		$454,430,596
Accumulated net realized gain on investments		73,749
Distributions in excess of net investment income		(3,652)
TOTAL NET ASSETS		$454,500,693
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$454,500,693 ÷ 454,432,892 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2008 (unaudited)

Investment Income:
Interest			$6,257,002
Expenses:
Investment adviser fee (Note 4)		$1,182,908
Administrative personnel and services fee (Note 4)		184,764
Custodian fees		12,455
Transfer and dividend disbursing agent fees and expenses		258,611
Directors'/Trustees' fees		3,429
Auditing fees		8,523
Legal fees		8,886
Portfolio accounting fees		46,415
Distribution services fee (Note 4)		236,420
Shareholder services fee (Note 4)		590,823
Account administration fee		631
Share registration costs		43,735
Printing and postage		23,211
Insurance premiums		2,864
Taxes		19,070
Miscellaneous		40,597
TOTAL EXPENSES		2,663,342
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(123,293)
Waiver of administrative personnel and services fee (Note 4)	(4,725)
Reduction of custodian fees (Note 5)	(2,920)
TOTAL WAIVERS AND REDUCTION		(130,938)
Net expenses			2,532,404
Net investment income			3,724,598
Net realized gain on investments			352
Change in net assets resulting from operations			$3,724,950

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2008	Year Ended 5/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,724,598	$9,533,429
Net realized gain on investments	352	102,014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,724,950	9,635,443
Distributions to Shareholders:
Distributions from net investment income	(3,728,186)	(9,535,689)
Distributions from net realized gain on investments	--	(105,172)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,728,186)	(9,640,861)
Share Transactions:
Proceeds from sale of shares	801,876,823	1,853,688,088
Net asset value of shares issued to shareholders in payment of distributions declared	3,794,378	9,447,426
Cost of shares redeemed	(827,549,635)	(1,729,508,126)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,878,434)	133,627,388
Change in net assets	(21,881,670)	133,621,970
Net Assets:
Beginning of period	476,382,363	342,760,393
End of period (including distributions in excess of net investment income of $(3,652) and $(64), respectively)	$454,500,693	$476,382,363

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund is 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2008	Year Ended 5/31/2008
Shares sold	801,876,823	1,853,688,088
Shares issued to shareholders in payment of distributions declared	3,794,378	9,447,426
Shares redeemed	(827,549,635)	(1,729,508,126)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(21,878,434)	133,627,388

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the Adviser voluntarily waived $123,293 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,725 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2008, FSC retained $540 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2008, FSSC received $121 of fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $640,800,000 and $817,435,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended November 30, 2008, the Fund's expenses were reduced by $2,920 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract-May 2008

MUNICIPAL CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2008		2008	2007	2006 [1]	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.036	0.043	0.031	0.011	0.001
Less Distributions:
Distributions from net investment income	(0.010)		(0.036)	(0.043)	(0.031)	(0.011)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.99%		3.70%	4.42%	3.15%	1.08%	0.14%

Ratios to Average Net Assets:
Net expenses	1.07	% [3]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.97	% [3]	3.58%	4.34%	3.07%	1.11%	0.14%
Expense waiver/reimbursement [4]	0.02	% [3]	0.02%	0.01%	0.02%	0.02%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,818,757		$5,787,122	$4,758,790	$3,850,411	$4,074,633	$4,334,861

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,009.90	$5.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.70	$5.42

1 Expenses are equal to the Fund's annualized net expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.2%
Variable Rate Demand Instruments	27.9%
Bank Instruments	19.2%
Repurchase Agreements	5.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At November 30, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	22.4%
8-30 Days	5.2%
31-90 Days	57.9%
91-180 Days	13.5%
181 Days or more	0.9%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES -- 1 .. 0%
		Finance - Automotive--0.8%
$9,898,345	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	$9,898,345
863,627		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	863,627
14,841,235	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	14,841,235
5,671,149	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	5,671,149
1,869,203		Nissan Auto Lease Trust 2008-A, Class A1, 2.814%, 5/15/2009	1,869,203
5,116,613		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	5,116,613
2,057,633		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	2,057,633
5,658,557		Wachovia Auto Owner Trust 2008-A, Class A1, 2.930%, 6/22/2009	5,657,265
		TOTAL	45,975,070
		Finance - Equipment--0.2%
9,785,221	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	9,785,222
		TOTAL ASSET-BACKED SECURITIES	55,760,292
		CERTIFICATES OF DEPOSIT--13.5%
		Finance - Banking--13.5%
75,000,000		Allied Irish Banks PLC, 2.500%, 2/24/2009	75,000,000
65,000,000		Banco Santander, S.A., 2.900% - 3.100%, 1/9/2009 - 5/22/2009	65,000,000
100,000,000		Bank of Ireland, 2.320% - 3.170%, 2/17/2009 - 2/25/2009	100,001,187
20,000,000		Bank of Montreal, 3.650%, 6/15/2009	20,000,000
202,200,000		Barclays Bank PLC, 2.930% - 3.700%, 2/10/2009 - 6/12/2009	202,255,932
50,000,000		Calyon, Paris, 3.150%, 3/9/2009	50,000,000
25,000,000		Chase Bank USA, N.A., 2.250%, 2/3/2009	25,000,000
25,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	25,000,000
25,000,000		Credit Suisse, Zurich, 2.650%, 5/20/2009	25,000,000
50,000,000		DePfa Bank PLC, 2.940%, 12/5/2008	50,000,000
100,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	100,000,000
50,000,000		SunTrust Bank, 3.170%, 2/24/2009	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	787,257,119
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--2.1%
		Finance - Banking--2.1%
$30,000,000		Greenwich Capital Markets, Inc., 3.200%, 1/6/2009	$30,000,000
90,000,000		RBC Capital Markets Corp., 1.500%, 12/1/2008	90,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	120,000,000
		COMMERCIAL PAPER--46.6% [3]
		Aerospace - Auto--1.9%
57,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 6.350% - 6.500%, 1/28/2009 - 2/19/2009	56,399,444
57,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 2.840% - 6.000%, 12/5/2008 - 2/20/2009	56,585,324
		TOTAL	112,984,768
		Chemicals--0.6%
37,000,000		PPG Industries, Inc., 6.000%, 1/13/2009 - 1/15/2009	36,728,333
		Consumer Products--0.1%
4,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 3.200%, 12/15/2008	3,995,022
		Diversified--1.0%
56,500,000	[1,2]	ITT Corp., 3.250% - 6.500%, 12/2/2008 - 2/24/2009	55,818,990
		Finance - Automotive--4.8%
280,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.320% - 5.000%, 12/15/2008 - 2/6/2009	278,477,444
		Finance - Banking--14.0%
175,000,000		Banco Santander, SA, 3.440%, 2/2/2009	173,946,500
35,000,000	[1,2]	Bank of Ireland, 3.110%, 2/23/2009	34,746,017
100,000,000		Calyon, Paris, 3.455%, 3/13/2009	99,021,083
60,000,000		Citigroup Funding, Inc., 2.910%, 12/11/2008	59,951,500
60,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.850%, 2/17/2009	59,629,500
64,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 3.090% - 3.100%, 1/23/2009 - 3/2/2009	63,564,228
45,000,000		Merrill Lynch & Co., Inc., (GTD), (Federal Deposit Insurance Corporation LOC), 2.250%, 1/15/2009	44,873,437
205,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.500% - 4.750%, 12/1/2008 - 2/17/2009	204,090,625
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Banking--continued
$60,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.690%, 12/1/2008	$60,000,000
15,000,000		Toronto Dominion Holdings (USA), Inc., (GTD by Toronto Dominion Bank), 2.485%, 5/8/2009	14,836,404
		TOTAL	814,659,294
		Finance - Commercial--7.8%
139,228,000	[1,2]	Edison Asset Securitization LLC, 2.600% - 4.250%, 1/15/2009 - 4/3/2009	138,005,967
260,000,000	[1,2]	Fairway Finance Co. LLC, 3.000% - 4.500%, 1/6/2009 - 1/16/2009	258,825,625
57,000,000	[1,2]	Tulip Funding Corp., 4.550%, 1/13/2009	56,690,221
		TOTAL	453,521,813
		Finance - Retail--15.0%
200,000,000	[1,2]	Alpine Securitization Corp., 4.250%, 1/16/2009	198,913,889
225,000,000	[1,2]	Amsterdam Funding Corp., 1.700% - 2.950%, 2/6/2009 - 2/27/2009	223,798,056
163,000,000	[1,2]	Barton Capital LLC, 2.370% - 2.600%, 1/21/2009 - 2/6/2009	162,328,322
50,000,000	[1,2]	Salisbury Receivables Company LLC, 2.220%, 2/6/2009	49,795,278
240,000,000	[1,2]	Sheffield Receivables Corp., 1.500% - 3.750%, 1/12/2009 - 3/2/2009	239,104,097
		TOTAL	873,939,642
		Food & Beverage--1.0%
57,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 5.000% - 5.750%, 1/28/2009 - 2/19/2009	56,470,111
		Retail--0.4%
25,000,000	[1,2]	Safeway Inc., 5.800% - 5.900%, 12/15/2008 - 12/18/2008	24,938,639
		TOTAL COMMERCIAL PAPER	2,711,534,056
		CORPORATE NOTE--0.6%
		Finance - Banking--0.6%
35,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	35,729,290
		LOAN PARTICIPATION--2.6%
		Chemicals--2.6%
150,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 1.750%, 12/29/2008	150,000,000
Principal Amount			Value
		NOTES - VARIABLE--27.9% [4]
		Electronics--0.8%
$50,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.388%, 2/26/2009	$50,000,000
		Finance - Banking--22.5%
4,700,000		35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	4,700,000
2,140,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/5/2008	2,140,000
3,484,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.920%, 12/4/2008	3,484,000
2,700,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 3.550%, 12/4/2008	2,700,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.214%, 12/5/2008	50,000,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 3.037%, 12/10/2008	40,000,000
75,000,000		Bank of Ireland, 2.865% - 4.259%, 12/8/2008 - 1/22/2009	75,000,000
40,000,000	[1,2]	Bank of Montreal, 2.858%, 12/5/2008	40,000,000
110,000,000		Bank of Montreal, 2.513% - 3.296%, 12/18/2008 - 2/17/2009	110,000,000
5,510,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.500%, 12/5/2008	5,510,000
25,935,000		COG Leasing Co. LLP, (Series 2007), (Regions Bank, Alabama LOC), 3.430%, 12/4/2008	25,935,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	23,000,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.000%, 12/4/2008	7,565,000
1,173,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 2.050%, 12/4/2008	1,173,000
3,235,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/5/2008	3,235,000
4,595,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.000%, 12/4/2008	4,595,000
13,690,000		Cook County, IL, (Series 2002 A), 5.500%, 12/3/2008	13,690,000
1,865,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 4.000%, 12/4/2008	1,865,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$35,000,000		Credit Agricole SA, 3.434%, 12/22/2008	$35,000,000
645,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.400%, 12/4/2008	645,000
405,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	405,000
14,200,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 3.250%, 12/4/2008	14,200,000
35,000,000		DePfa Bank PLC, 2.919%, 12/15/2008	35,000,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, (Series 2007-B), (JPMorgan Chase Bank, N.A. LOC), 2.430%, 12/4/2008	15,500,000
2,775,000		Development Authority of Columbus, GA, ECLA Family Partnership (Series 2004), (Columbus Bank and Trust Co., GA LOC), 3.500%, 12/4/2008	2,775,000
1,100,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.500%, 12/3/2008	1,100,000
22,640,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 2.500%, 12/4/2008	22,640,000
1,835,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/5/2008	1,835,000
52,570,000		FEM Portfolio No. 1, (Series 2007), (Huntington National Bank, Columbus, OH LOC), 5.400%, 12/4/2008	52,570,000
14,000,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 3.430%, 12/4/2008	14,000,000
5,325,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/4/2008	5,325,000
2,700,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 3.500%, 12/3/2008	2,700,000
6,500,000		Giunta Group Ltd., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 1.930%, 12/4/2008	6,500,000
38,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 1.880%, 12/4/2008	38,000,000
1,770,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/4/2008	1,770,000
2,445,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 3.500%, 12/5/2008	2,445,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$4,960,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 4.300%, 12/4/2008	$4,960,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.430%, 12/4/2008	17,390,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.550%, 12/5/2008	950,000
15,625,000		Hodges Bonded Warehouse, Inc., (Series 2007), (Columbus Bank and Trust Co., GA LOC), 3.250%, 12/4/2008	15,625,000
18,000,000	[1,2]	ING Bank NV, 3.726%, 12/26/2008	18,000,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 1.750%, 12/4/2008	15,000,000
2,150,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 2.910%, 12/1/2008	2,150,000
3,645,000		Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.500%, 12/4/2008	3,645,000
3,835,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.500%, 12/2/2008	3,835,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.500%, 12/2/2008	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 2.430%, 12/4/2008	3,955,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 5.181%, 12/4/2008	24,800,000
16,005,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 2.750%, 12/4/2008	16,005,000
40,000,000		Morgan Stanley, 3.000%, 12/3/2008	40,000,000
13,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 1.880%, 12/4/2008	13,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	55,000,000
6,640,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 3.000%, 12/4/2008	6,640,000
380,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	380,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$3,630,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.430%, 12/4/2008	$3,630,000
7,775,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/5/2008	7,775,000
29,000,000		Royal Bank of Scotland PLC, Edinburgh, 1.490%, 12/1/2008	29,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.000%, 12/4/2008	16,055,000
11,250,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.000%, 12/4/2008	11,250,000
7,295,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 3.000%, 12/4/2008	7,295,000
1,730,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.500%, 12/4/2008	1,730,000
4,050,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 3.500%, 12/5/2008	4,050,000
3,700,000		Sunset Ventures, LLC, (Series 2008), (National Bank of South Carolina LOC), 3.000%, 12/4/2008	3,700,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.950%, 12/5/2008	2,735,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 3.885%, 1/26/2009	50,000,000
53,500,000		Svenska Handelsbanken, Stockholm, 2.568% - 4.418%, 1/6/2009 - 2/20/2009	53,500,000
1,290,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	1,290,000
375,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	375,000
2,790,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 3.500%, 12/4/2008	2,790,000
5,455,000		Tifton Mall, Inc., (Series 1996), (Columbus Bank and Trust Co., GA LOC), 3.500%, 12/4/2008	5,455,000
20,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.704%, 12/22/2008	20,000,000
27,380,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 3.500%, 12/4/2008	27,380,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Banking--continued
$31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (Key Bank, N.A. LOC), 3.750%, 12/4/2008	$31,000,000
11,500,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 3.500%, 12/3/2008	11,500,000
45,000,000		Wachovia Bank N.A., 4.608%, 1/5/2009	45,000,000
3,070,000		Warrior Roofing Manufacturing of Georgia LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 3.500%, 12/4/2008	3,070,000
6,200,000		Wesley Properties LLC, (First Commercial Bank, Birmingham, AL LOC), 3.250%, 12/4/2008	6,200,000
1,040,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	1,040,000
920,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.401%, 12/4/2008	920,000
2,345,000		Woodland Park Apartments LLC, (Series 2001), (Columbus Bank and Trust Co., GA LOC), 3.500%, 12/4/2008	2,345,000
		TOTAL	1,307,422,000
		Finance - Commercial--0.9%
30,000,000		General Electric Capital Corp., 1.788%, 12/9/2008	30,000,000
8,100,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 6.750%, 12/4/2008	8,100,000
15,000,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 6.750%, 12/4/2008	15,000,000
		TOTAL	53,100,000
		Finance - Retail--0.5%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.116%, 12/15/2008	32,000,000
		Government Agency--0.5%
19,000,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 3.000%, 12/4/2008	19,000,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 5.000%, 12/4/2008	10,000,000
		TOTAL	29,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--2.5%
$35,000,000		Genworth Life Insurance Co., 2.788% - 3.211%, 12/1/2008 - 2/9/2009	$35,000,000
9,000,000		Hartford Life Global Funding Trust, 1.453%, 12/15/2008	9,000,000
15,000,000		ING USA Annuity and Life Insurance Co., 3.367%, 12/10/2008	15,000,000
35,000,000		Monumental Life Insurance Co., 3.140%, 12/1/2008	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.638%, 2/9/2009	20,000,000
30,000,000		Security Life of Denver Insurance Co., 4.388%, 2/10/2009	30,000,000
		TOTAL	144,000,000
		Oil & Oil Finance--0.2%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.918%, 12/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,625,522,000
		REPURCHASE AGREEMENTS--5.6%
100,000,000		Interest in $2,052,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,052,051,300 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,101,573,110.	100,000,000
125,659,000		Interest in $4,000,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $4,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $4,080,102,000.	125,659,000
50,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.28%, dated 11/28/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,046,667 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $2,060,002,972.	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.30%, dated 11/28/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,037,500 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/16/2044 and the market value of those underlying securities was $1,544,654,959.	$50,000,000
		TOTAL REPURCHASE AGREEMENTS	325,659,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	5,811,461,757
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	7,295,657
		TOTAL NET ASSETS--100%	$5,818,757,414

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $2,254,895,306, which represented 38.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At November 30, 2008, these liquid restricted securities amounted to $2,212,211,739, which represented 38.0% of total net assets.

3 Discount rate at time of purchase.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ --
Level 2--Other Significant Observable Inputs	5,811,461,757
Level 3--Significant Unobservable Inputs	--
TOTAL	$5,811,461,757

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,811,461,757
Cash		114,917
Income receivable		12,153,733
Receivable for shares sold		98,595
Prepaid expenses		188,049
TOTAL ASSETS		5,824,017,051
Liabilities:
Payable for shares redeemed	$105,741
Income distribution payable	2,702,963
Payable for transfer and dividend disbursing agent fees and expenses	836,640
Payable for distribution services fee (Note 4)	469,614
Payable for shareholder services fee (Note 4)	1,144,679
TOTAL LIABILITIES		5,259,637
Net assets for 5,818,555,464 shares outstanding		$5,818,757,414
Net Assets Consist of:
Paid-in capital		$5,818,555,464
Undistributed net investment income		201,950
TOTAL NET ASSETS		$5,818,757,414
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($5,818,757,414 ÷ 5,818,555,464 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2008 (unaudited)

Investment Income:
Interest			$88,831,074
Dividends received from affiliated issuers (Note 4)			1,608,724
TOTAL INCOME			90,439,798
Expenses:
Investment adviser fee (Note 4)		$14,841,979
Administrative personnel and services fee (Note 4)		2,318,286
Custodian fees		122,400
Transfer and dividend disbursing agent fees and expenses		3,286,650
Directors'/Trustees' fees		26,065
Auditing fees		9,526
Legal fees		6,635
Portfolio accounting fees		81,765
Distribution services fee (Note 4)		2,960,836
Shareholder services fee (Note 4)		7,384,818
Account administration fee		36,171
Share registration costs		167,861
Printing and postage		292,554
Interest		8,550
Insurance premiums		10,264
Taxes		229,680
Miscellaneous		573,836
TOTAL EXPENSES		32,357,876
Waivers and Reimbursement (Note 4):
Waiver/reimbursement of investment adviser fee	$(427,448)
Waiver of administrative personnel and services fee	(59,337)
TOTAL WAIVERS AND REIMBURSEMENT		(486,785)
Net expenses			31,871,091
Net investment income			$58,568,707

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2008	Year Ended 5/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,568,707	$191,643,720
Distributions to Shareholders:
Distributions from net investment income	(58,337,800)	(191,698,398)
Share Transactions:
Proceeds from sale of shares	5,018,800,216	10,030,052,798
Net asset value of shares issued to shareholders in payment of distributions declared	59,356,537	192,549,745
Cost of shares redeemed	(5,046,752,594)	(9,194,215,473)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,404,159	1,028,387,070
Change in net assets	31,635,066	1,028,332,392
Net Assets:
Beginning of period	5,787,122,348	4,758,789,956
End of period (including undistributed (distributions in excess of) net investment income of $201,950 and $(28,957), respectively)	$5,818,757,414	$5,787,122,348

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the commonwealth of Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund is 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$ 9,898,345
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$ 9,785,222
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.311%, 12/1/2008	5/14/2008-9/1/2008	$23,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2008	Year Ended 5/31/2008
Shares sold	5,018,800,216	10,030,052,798
Shares issued to shareholders in payment of distributions declared	59,356,537	192,549,745
Shares redeemed	(5,046,752,594)	(9,194,215,473)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	31,404,159	1,028,387,070

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the Adviser voluntarily waived $373,705 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $59,337 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2008, FSC retained $3,829 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2008, FSSC received $4,984 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended November 30, 2008, the Adviser reimbursed $53,743. Transactions with affiliated companies during the year ended November 30, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2008	Value	Dividend Income
Municipal Obligations Fund, Institutional Shares	--	285,000,000	285,000,000	--	$--	$ 230,096
Prime Obligations Fund, Institutional Shares	--	288,000,000	288,000,000	--	--	652,437
Prime Cash Obligations Fund, Institutional Shares	--	288,000,000	288,000,000	--	--	639,800
Tax Free Obligations Fund, Institutional Shares	--	75,000,000	75,000,000	--	--	86,391
TOTAL OF AFFILIATED TRANSACTIONS	--	936,000,000	936,000,000	--	$--	$1,608,724

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract- May 2008

PRIME CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2008		2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.0032		0.0273	0.0419	0.0295		0.0091		0.0004
Net realized gain on investments	--		--	--	0.0000	[2]	0.0000	[2]	0.0002
TOTAL FROM INVESTMENT OPERATIONS	0.0032		0.0273	0.0419	0.0295		0.0091		0.0006
Less Distributions:
Distributions from net investment income	(0.0032)		(0.0273)	(0.0419)	(0.0295)		(0.0091)		(0.0004)
Distributions from net realized gain on investments	--		--	--	(0.0000	) [2]	(0.0000	) [2]	(0.0002)
TOTAL DISTRIBUTIONS	(0.0032)		(0.0273)	(0.0419)	(0.0295)		(0.0091)		(0.0006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [3]	0.32%		2.76%	4.27%	2.99%		0.91%		0.06%

Ratios to Average Net Assets:
Net expenses	0.73	% [4]	1.04%	1.05%	1.05%		1.05%		1.01%
Net investment income	0.42	% [4]	2.45%	4.18%	3.00%		0.87%		0.04%
Expense waiver/reimbursement [5]	0.17	% [4]	0.05%	0.06%	0.06%		0.08%		0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,786,915		$712,164	$345,669	$388,810		$252,537		$341,511

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.0001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,003.20	$3.67
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.41	$3.70

1 Expenses are equal to the Fund's annualized net expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	81.7%
U.S. Treasury Securities	18.3%
Other Assets and Liabilities--Net [2,3]	0.0%
TOTAL	100.0%

At November 30, 2008, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.5%
8-30 Days	4.0%
31-90 Days	11.2%
91-180 Days	3.9%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2,3]	0.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		U.S. TREASURY--18.3%
$60,900,000	[1]	United States Treasury Bills, 0.420%, 1/22/2009	$60,863,054
220,000,000	[1]	United States Treasury Bills, 0.800% - 1.900%, 1/15/2009	219,745,000
18,700,000	[1]	United States Treasury Bills, 0.990%, 5/15/2009	18,615,149
18,700,000	[1]	United States Treasury Bills, 1.000%, 10/22/2009	18,531,180
75,000,000	[1]	United States Treasury Bills, 1.100%, 4/16/2009	74,688,333
55,000,000	[1]	United States Treasury Bills, 1.330% - 2.295%, 7/2/2009	54,538,648
30,000,000	[1]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	29,732,135
12,500,000		United States Treasury Notes, 4.000%, 8/31/2009	12,731,500
10,000,000		United States Treasury Notes, 4.500%, 3/31/2009	10,086,694
6,000,000		United States Treasury Notes, 4.875%, 1/31/2009	6,030,937
2,100,000		United States Treasury Notes, 4.875%, 5/15/2009	2,123,956
3,000,000		United States Treasury Notes, 4.875%, 5/31/2009	3,039,129
		TOTAL U.S. TREASURY	510,725,715
		REPURCHASE AGREEMENTS--81.7%
105,347,000		Interest in $2,251,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,251,037,517 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $2,296,058,268.	105,347,000
75,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 11/25/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,000,058,333 on 12/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,051,014.	75,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$30,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $6,120,102,038.	$30,000,000
56,000,000	[2]	Interest in $750,000,000 joint repurchase agreement 0.375%, dated 11/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,218,750 on 12/12/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2017 and the market value of those underlying securities was $765,095,716.	56,000,000
4,000,000	[2]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2025 and the market value of that underlying security was $102,648,675.	4,000,000
32,908,000		Interest in $700,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which Calyon Securities will repurchase securities provided as collateral for $700,014,583 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $714,014,977.	32,908,000
350,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,000,033,333 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,040,008,504.	350,000,000
286,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $500,010,417 on 12/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/29/2012 and the market value of that underlying security was $510,001,865.	286,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$9,000,000	[2]	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/28/2009 and the market value of that underlying security was $301,563,186.	$9,000,000
300,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,033,333 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,040,034,094.	300,000,000
50,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.40%, dated 11/10/2008 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $500,166,667 on 12/10/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2028 and the market value of that underlying security was $510,119,058.	50,000,000
177,000,000	[2]	Interest in $1,875,000,000 joint repurchase agreement 0.55%, dated 11/5/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,875,830,729 on 12/5/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,913,230,610.	177,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Greenwich Capital Markets, Inc. will repurchase a security provided as collateral for $250,004,167 on 12/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $255,001,015.	100,000,000
90,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $500,010,417 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,002,869.	90,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,020,833 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/8/2009 and the market value of those underlying securities was $1,020,002,234.	$100,000,000
400,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.15%, dated 11/28/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,018,750 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $1,530,001,339.	400,000,000
100,000,000		Interest in $900,000,000 joint repurchase agreement 0.21%, dated 11/28/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $900,015,750 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $918,016,135.	100,000,000
10,000,000	[2]	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $246,014,694 on 12/31/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/19/2009 and the market value of those underlying securities was $250,471,123.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	2,275,255,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [3]	2,785,980,715
		OTHER ASSETS AND LIABILITIES - NET--0.0% [4]	934,309
		TOTAL NET ASSETS--100%	$2,786,915,024

1 Discount rate at time of purchase.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$--
Level 2--Other Significant Observable Inputs	2,785,980,715
Level 3--Significant Unobservable Inputs	--
TOTAL	$2,785,980,715

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$2,275,255,000
Investments in securities	510,725,715
Total investments in securities, at amortized cost and value		$2,785,980,715
Cash		89,565
Income receivable		647,714
Receivable for shares sold		22,842
Receivable from Adviser		11,038
Prepaid expenses		248,290
TOTAL ASSETS		2,787,000,164
Liabilities:
Income distribution payable	29,965
Payable for distribution services fee (Note 4)	55,175
TOTAL LIABILITIES		85,140
Net assets for 2,786,887,043 shares outstanding		$2,786,915,024
Net Assets Consist of:
Paid-in capital		$2,786,887,043
Undistributed net investment income		27,981
TOTAL NET ASSETS		$2,786,915,024
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,786,915,024 ÷ 2,786,887,043 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2008 (unaudited)

Investment Income:
Interest			$8,124,453
Expenses:
Investment adviser fee (Note 4)		$3,531,259
Administrative personnel and services fee (Note 4)		551,905
Custodian fees		30,518
Transfer and dividend disbursing agent fees and expenses		411,023
Directors'/Trustees' fees		5,222
Auditing fees		8,523
Legal fees		6,566
Portfolio accounting fees		56,026
Distribution services fee (Note 4)		706,252
Shareholder services fee (Note 4)		756,159
Account administration fee		5,230
Share registration costs		93,097
Printing and postage		21,816
Insurance premiums		3,223
Taxes		32,624
Miscellaneous		110,318
TOTAL EXPENSES		6,329,761
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(874,292)
Waiver of administrative personnel and services fee	(14,495)
Waiver of distribution services fee	(250,991)
Reimbursement of shareholder services fee	(38,126)
TOTAL WAIVERS AND REIMBURSEMENT		(1,177,904)
Net expenses			5,151,857
Net investment income			$2,972,596

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2008	Year Ended 5/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,972,596	$14,968,546
Distributions to Shareholders:
Distributions from net investment income	(2,940,821)	(14,971,501)
Share Transactions:
Proceeds from sale of shares	3,577,354,931	2,199,146,781
Net asset value of shares issued to shareholders in payment of distributions declared	3,081,291	14,898,198
Cost of shares redeemed	(1,505,716,832)	(1,847,546,900)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,074,719,390	366,498,079
Change in net assets	2,074,751,165	366,495,124
Net Assets:
Beginning of period	712,163,859	345,668,735
End of period (including undistributed (distributions in excess of) net investment income of $27,981 and $(3,794), respectively)	$2,786,915,024	$712,163,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund is 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expense will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expense on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2008	Year Ended 5/31/2008
Shares sold	3,577,354,931	2,199,146,781
Shares issued to shareholders in payment of distributions declared	3,081,291	14,898,198
Shares redeemed	(1,505,716,832)	(1,847,546,900)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,074,719,390	366,498,079

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the Adviser voluntarily waived $874,292 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,495 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, FSC voluntarily waived $250,991 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2008, FSC retained $167,003 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2008, FSSC voluntarily reimbursed $38,126 of shareholder services fees. For the six months ended November 30, 2008, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

TREASURY CASH SERIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009